Share-based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2014	Mar. 31, 2011
Share-based Payments
Number of options granted to executive officers, employees and a non-employee of the Group (in shares)	0	0	0
Expiration period from grant date	10 years
Post-termination exercise period	9 months
Maximum period of authorized leave of absence after which vesting shall be suspended	90 days
Options outstanding
Outstanding at the beginning of the period (in shares)	2,436,871	3,404,909	5,440,760
Granted (in shares)	0	0	0
Exercised (in shares)	(560,930)	(956,587)	(1,883,977)
Forfeited (in shares)	(3,000)	(11,451)	(151,874)
Outstanding at the end of the period (in shares)	1,872,941	2,436,871	3,404,909	5,440,760
Non-vested at the end of the period (in shares)	2,855
Vested and expected to vest at the end of the period (in shares)	1,872,941
Exercisable at the end of the period (in shares)	1,870,086
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)	$ 1.33	$ 1.26	$ 1.18
Exercised (in dollars per share)	1.53	1.04	0.95
Forfeited (in dollars per share)	2.50	2.29	2.52
Outstanding at the end of the period (in dollars per share)	0.78	$ 1.33	$ 1.26	$ 1.18
Vested and expected to vest at the end of the period (in dollars per share)	1.28
Exercisable at the end of the period (in dollars per share)	$ 1.27
Weighted average remaining contractual years to expiry per share
Exercised	4 years 7 months 10 days	5 years 5 months 12 days	6 years 6 months
Forfeited	4 years 11 months 1 day	5 years 11 months 16 days	7 years 2 months 9 days
Outstanding at the end of the period	4 years 11 months 19 days	5 years 10 months 21 days	6 years 9 months 7 days	7 years 8 months 9 days
Vested and expected to vest at the end of the period	4 years 11 months 19 days
Exercisable at the end of the period	4 years 11 months 19 days
Weighted average fair value at grant date
Outstanding at the beginning of the period (in dollars per share)			$ 6.31
Exercised (in dollars per share)	$ 3.31	$ 3.07	3.38
Forfeited (in dollars per share)	2.50	2.29	5.21
Outstanding at the end of the period (in dollars per share)				$ 6.31
Non-vested at the end of the period (in dollars per share)	3.58
Weighted average intrinsic value per option
Outstanding at the beginning of the period (in dollars per share)		96.44	40.66
Exercised (in dollars per share)	53.52	75.31	96.75
Forfeited (in dollars per share)	$ 52.55	$ 74.06
Outstanding at the end of the period (in dollars per share)			$ 96.44	$ 40.66
Aggregate intrinsic value
Outstanding at the beginning of the period		$ 328,383,350	$ 221,196,775
Exercised	$ 30,022,847	72,038,452	182,277,923
Forfeited	157,650	$ 848,073
Outstanding at the end of the period			$ 328,383,350	$ 221,196,775
Vested and expected to vest at the end of the period	100,716,203
Exercisable at the end of the period	$ 100,566,172
Class A ordinary shares
Options outstanding
Exercised (in shares)	(560,930)	(956,587)	(1,883,977)
2011 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation							7,350,000
2012 Plan
Share-based Payments
Maximum aggregate number of shares that may be issued per calendar year					1,500,000
2012 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation					9,000,000
2014 Plan
Share-based Payments
Automatic increase of authorized ordinary shares						1.50%
2014 Plan | Class A ordinary shares
Share-based Payments
Number of ordinary shares authorized as stock based compensation						5,366,998